Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Balance, beginning	$ 1,943,883	$ 1,242,120	$ 1,242,120
New issuances			200,000
Change in fair value	2,973,682	$ (323,223)	568,729	$ 2,223,718
Balance, ending	$ 4,798,727		$ 1,943,883	$ 1,242,120